Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$1,081.7	$1,020.7	$306.7	$135.0	$2,544.1
Energy and Capacity Purchase Contracts	239.7	463.6	324.3	1,337.2	2,364.8
Total	$1,321.4	$1,484.3	$631.0	$1,472.2	$4,908.9

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$391.8	$390.1	$8.4	$0.5	$790.8
Energy and Capacity Purchase Contracts	37.0	72.0	74.0	317.7	500.7
Total	$428.8	$462.1	$82.4	$318.2	$1,291.5

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$251.4	$293.1	$187.8	$83.8	$816.1
Energy and Capacity Purchase Contracts	126.8	264.0	166.4	322.3	879.5
Total	$378.2	$557.1	$354.2	$406.1	$1,695.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$31.0	$59.2	$60.2	$338.6	$489.0

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$58.4	$69.7	$20.1	$—	$148.2
Energy and Capacity Purchase Contracts	93.0	182.2	75.3	226.2	576.7
Total	$151.4	$251.9	$95.4	$226.2	$724.9

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$108.8	$132.1	$32.6	$—	$273.5
Energy and Capacity Purchase Contracts	33.4	62.4	50.2	125.8	271.8
Total	$142.2	$194.5	$82.8	$125.8	$545.3

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$60.6	January 2019 to December 2019
AEP Texas (a)	2.8	January 2019
OPCo	0.6	September 2019

(a)	In January 2019, the letter of credit was amended to $2.2 million and the maturity date was extended until January 2020.